Derivative Financial Instruments (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Commodity contracts [Member] | Gain Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	$ 5
Foreign currency contracts [Member] | Gain Position [Member] | Accrued Expenses [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	3
Fair value of derivative instruments designated as cash flow hedges	0	1
Foreign currency contracts [Member] | Gain Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designation as investment hedges		0
Fair value of derivatives not designated as hedging instruments		3
Fair value of derivative instruments designated as cash flow hedges		7
Foreign currency contracts [Member] | Gain Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges		2
Foreign currency contracts [Member] | Gain Position [Member] | Other Liabilities [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges	0	0
Interest Rate Swap [Member] | Gain Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	2
Interest Rate Swap [Member] | Gain Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	1
Commodity contracts [Member] | Loss Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	0
Foreign currency contracts [Member] | Loss Position [Member] | Accrued Expenses [Member]
Fair values of derivative instruments
Fair value of derivatives not designated as hedging instruments	0
Fair value of derivative instruments designated as cash flow hedges	(22)	(6)
Foreign currency contracts [Member] | Loss Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designation as investment hedges		(3)
Fair value of derivatives not designated as hedging instruments		0
Fair value of derivative instruments designated as cash flow hedges		(2)
Foreign currency contracts [Member] | Loss Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges		(1)
Foreign currency contracts [Member] | Loss Position [Member] | Other Liabilities [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as cash flow hedges	(6)	(1)
Interest Rate Swap [Member] | Loss Position [Member] | Other Current Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	0
Interest Rate Swap [Member] | Loss Position [Member] | Other Assets [Member]
Fair values of derivative instruments
Fair value of derivative instruments designated as fair value hedges	$ 0